Property, plant and equipment	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment

(in thousands of USD)	Vessels	Vessels under construction	Right-of-use assets	Other tangible assets	Total PPE
At January 1, 2018
Cost	3,595,692	63,668	—	3,545	3,662,905
Depreciation & impairment losses	(1,324,192)	—	—	(1,882)	(1,326,074)
Net carrying amount	2,271,500	63,668	—	1,663	2,336,831

Acquisitions	45,750	191,726	—	588	238,064
Acquisitions through business combinations (Note 25)	1,704,250	—		345	1,704,595
Disposals and cancellations	(7,814)	—	—	(75)	(7,889)
Disposals and cancellations through business combinations (Note 25)	(434,000)	—	—	—	(434,000)
Depreciation charges	(270,018)	—	—	(564)	(270,582)
Transfer to assets held for sale (Note 3)	(44,995)	—		—	(44,995)
Transfers	255,394	(255,394)	—	—	—
Translation differences	—	—	—	(14)	(14)
Balance at December 31, 2018	3,520,067	—	—	1,943	3,522,010

At January 1, 2019
Cost	4,927,324	—	—	4,274	4,931,598
Depreciation & impairment losses	(1,407,257)	—		(2,331)	(1,409,588)
Net carrying amount	3,520,067	—	—	1,943	3,522,010

Acquisitions	7,024	—	549	1,012	8,585
Adoption IFRS 16	—	—	87,598	—	87,598
Disposals and cancellations	(29,386)	—	—	(52)	(29,438)
Depreciation charges	(307,738)	—	(29,265)	(643)	(337,646)
Transfer to assets held for sale	(12,705)	—	—	—	(12,705)
Translation differences	—	—	26	5	31
Balance at December 31, 2019	3,177,262	—	58,908	2,265	3,238,435

At January 1, 2020
Cost	4,815,910	—	88,182	5,042	4,909,134
Depreciation & impairment losses	(1,638,648)	—	(29,274)	(2,777)	(1,670,699)
Net carrying amount	3,177,262	—	58,908	2,265	3,238,435

Acquisitions	17,835	207,069	25,701	285	250,890
Disposals and cancellations	(42,641)	—	—	(2)	(42,643)
Depreciation charges	(287,148)	—	(31,702)	(802)	(319,652)
Translation differences	—	—	48	13	61
Balance at December 31, 2020	2,865,308	207,069	52,955	1,759	3,127,091

At December 31, 2020
Cost	4,608,326	207,069	113,859	5,189	4,934,443
Depreciation & impairment losses	(1,743,018)	—	(60,904)	(3,430)	(1,807,352)
Net carrying amount	2,865,308	207,069	52,955	1,759	3,127,091
In 2020, the Hakata, Hakone, Filikon, Sofia, Statia, Dominica and Dia have been dry-docked. The cost of planned repairs is capitalized and included under the heading Acquisitions.

The adoption of IFRS 16 as of January 1, 2019 (see Note 1.19), resulted in the recognition of right-of-use assets of $87.6 million on the balance sheet which are included under the heading Adoption IFRS 16.
On October 27, 2020 and November 6, 2020, the Company entered into a time charter agreement for two Suezmaxes, Marlin Sardinia and Marlin Somerset (see Note 20). In accordance with IFRS, the Group recognized a right-of-use asset of $24.9 million.

The group had four vessels under construction at December 31, 2020 for an aggregate amount of $207.1 million (2019: no vessels under construction). The amounts presented within "vessels under construction" relate to four Eco-type VLCCs.

Disposal of assets – Gains/losses

(in thousands of USD)	Sale price	Book Value	Gain	Loss
Cap Jean - Sale	10,175	—	10,175	—
Cap Romuald - Sale	10,282	1,319	8,963	—
Gener8 Companion - Sale	6,305	6,495	—	(190)
Other	—	—	—	(83)
At December 31, 2018	26,762	7,814	19,138	(273)

	Sale price	Book Value	Gain	Loss
Felicity - Sale	42,000	42,000	—	—
Compatriot - Sale	6,615	6,173	442	—
VK Eddie - Sale	37,620	23,212	14,408	—
Other	29	—	29	(75)
At December 31, 2019	86,264	71,385	14,879	(75)

	Sale price	Book Value	Gain	Loss
Finesse - Sale	21,003	12,705	8,298	—
Cap Diamant - Sale	20,072	7,242	12,830	—
TI Hellas - Sale	37,000	35,400	1,600	—
At December 31, 2020	78,075	55,347	22,728	—
On January 23, 2020 the Company sold the Suezmax Finesse (2003 - 149,994 dwt), for $21.0 million. This vessel was accounted for as a non-current asset held for sale as at December 31, 2019 and had a carrying value of $12.7 million. The vessel was delivered to its new owner on February 21, 2020 and the capital gain of $8.3 million was recorded in the first quarter of 2020.

On March 20, 2020, Euronav sold the Suezmax Cap Diamant (2001 - 160,044 dwt) for a net sale price of $20.1 million. The Company recorded a capital gain of $12.8 million in the second quarter of 2020 upon delivery to its new owner on April 9, 2020.

On April 22, 2020, Euronav sold the VLCC TI Hellas (2005 - 319,254 dwt) for a net sale price of $37.0 million. A capital gain of $1.6 million was recorded in the second quarter of 2020 upon delivery to its new owner on June 5, 2020.

Impairment
In previous years Euronav carefully assessed through a detailed approach if the carrying amounts of the vessels would require an impairment. No impairment was booked so far. In 2019 the Group did not perform an impairment test because no indicators of impairment were present.
This year, and both for the CGUs under the tankers segment and the FSO segment (as defined in Note 2), the Group performed a review of the internal as well as external indicators of impairment to consider whether further testing was necessary. As of December 31, 2020, the significant drop in market rates and the very low share price of the Group were identified as two indicators which triggered the requirement to perform a more in-depth impairment analysis (2019: no such indicators were present) for CGUs under the tankers segment. For the FSO segment, the Group concluded that the impairment indicator ‘market rates’ was not applicable following the conclusion of the profitable extension agreements until the end of the FSOs’ useful lives. Hence, the annual impairment tests were performed for the defined cash-generating units under the tankers segment. The recoverable amount of those cash-generating units has been determined based on a value-in-use calculation using cash flow projections generated. This exercise is complex and requires various estimates to be made, relating to, among other things, vessel values, future freight rates, earnings from the vessels, discount rates and economic life of vessels. These assumptions, and in particular for estimating future charter rates, are based on historical trends and current market conditions, as well as future expectations, the latter integrating the impact of weaker TCE because of COVID-19. The same methodology used in previous years was applied which takes into consideration the volatile character of the tanker business by considering a full shipping cycle defined from peak to the next peak level while applying a weighing to the past cycles. The Weighted Average Cost of Capital ('WACC') used to calculate the value in use was 5.45%.

The most significant factors that could impact management’s assumptions regarding future time charter equivalent rates include (i) unanticipated changes in demand for transportation of crude oil cargoes, (ii) changes in production or supply of or demand for oil, generally or in specific geographical regions, (iii) the levels of tanker newbuilding orders or the levels of tanker scrappings, (iv) changes in rules and regulations applicable to the tanker industry, including legislation adopted by international organizations such as the IMO or by individual countries and vessels’ flag states.

The assessment did not indicate that the carrying amounts of the cash generating units, including right of use assets, may be higher than its recoverable amount. Whilst no impairment is required this year, we cannot assure this will be also the case in the future. Any impairment charge incurred could negatively affect our financial condition, operating results, the value of our shares and amount of dividend.

With an increase of the WACC of 200bps to 7.45%, the analysis would also indicate that the carrying amount of the vessels as of December 31, 2020 is not impaired. This weighting and forecasting on the ongoing cycle is based on management judgement, but none of the full cycles, with or without management forecasting of the ongoing cycle or the sole use of the ongoing cycle would lead to an impairment.

When using 10-year historical charter rates in this impairment analysis, the impairment analysis indicates that an impairment is required for the tanker fleet of USD 0.7 million. When using 5-year historical charter rates in this impairment analysis, the impairment analysis indicates that an impairment is required for the tanker fleet of USD 2.4 million and when using 1-year historical charter rates in this impairment analysis, the impairment analysis indicates that no impairment is required for the tanker fleet.
Security
All tankers financed are subject to a mortgage to secure bank loans (see Note 16).
Capital commitment
As at December 31, 2020 the Group's total capital commitments amounts to $172.1 million (December 31, 2019 no capital commitments). These capital commitments relate to three out of the four VLCC newbuilding contracts entered into in 2020. The capital commitments can be detailed as follows:

(in thousands of USD)	Total	2021	2022
Commitments in respect of VLCCs	172,100	172,100	—
Commitments in respect of Suezmaxes	—	—	—
Commitments in respect of FSOs	—	—	—
Total	172,100	172,100	—